INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
INTANGIBLE ASSETS

9 Intangible assets

Accounting policy

Intangible assets

Intangible assets acquired separately from a business combination (including purchased patents, know-how, trademarks, licences and distribution rights) are initially measured at cost. The cost of intangible assets acquired in a material business combination (referred to as acquisition intangibles) is the fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortisation and any accumulated impairment losses. All intangible assets are amortised on a straight-line basis over their estimated useful economic lives. The estimated useful economic life of an intangible asset ranges between 3–20 years depending on its nature. Internally-generated intangible assets are expensed in the income statement as incurred. Purchased computer software and certain costs of information technology projects are capitalised as intangible assets. Software that is integral to computer hardware is capitalised as plant and equipment.

Impairment of intangible assets

The carrying values of intangible assets are reviewed for impairment when events or changes in circumstances indicate the carrying value may be impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the CGU to which it belongs. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs to sell and its value-in-use. In assessing value-in-use, its estimated future cash flow is discounted to its present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset.

In carrying out impairment reviews of intangible assets a number of significant assumptions have to be made when preparing cash flow projections. These include the future rate of market growth, discount rates, the market demand for the products acquired, the future profitability of acquired businesses or products, levels of reimbursement and success in obtaining regulatory approvals. If actual results should differ, or changes in expectations should arise, impairment charges may be required which would adversely impact operating results.

				Customer and		Assets
			Product-	distribution		in course of
		Technology	related	related	Software	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2018		358	1,854	120	403	–	2,735
Exchange adjustment		(4)	(18)	(8)	(6)	–	(36)
Additions		–	1	–	8	6	15
Disposals		–	(1)	–	(4)	–	(5)
Transfers		–	–	–	12	7	19
At 31 December 2018		354	1,836	112	413	13	2,728
Exchange adjustment		(1)	3	–	–	1	3
Acquisitions	21	75	350	90	–	–	515
Additions		–	1	6	12	30	49
Disposals		–	(1)	–	(3)	–	(4)
Transfers		–	–	–	6	(6)	–
At 31 December 2019		428	2,189	208	428	38	3,291
Amortisation and impairment
At 1 January 2018		51	993	93	227	–	1,364
Exchange adjustment		(1)	(14)	(4)	(3)	–	(22)
Charge for the year		24	103	6	43	–	176
Impairment		–	–	–	3	–	3
Disposals		–	(1)	–	(2)	–	(3)
At 31 December 2018		74	1,081	95	268	–	1,518
Exchange adjustment		–	4	(1)	–	–	3
Charge for the year		28	118	15	43	–	204
Impairment		–	–	–	2	–	2
Disposals		–	–	–	(3)	–	(3)
At 31 December 2019		102	1,203	109	310	–	1,724
Net book amounts
At 31 December 2019		326	986	99	118	38	1,567
At 31 December 2018		280	755	17	145	13	1,210

Transfers into software and assets in course of construction includes $nil (2018:  $19m) of software transferred from property, plant and equipment. Group capital expenditure relating to software contracted but not provided for amounted to $5m  (2018: $nil).

Amortisation and impairment of acquisition intangibles is set out below:

	2019	2018
	$ million	$ million
Technology	28	24
Product-related	104	86
Customer and distribution related	11	3
Total	143	113

There was no impairment charge in 2019 and 2018 for acquisition intangibles.